Note 24 - Employee Benefits - Plan Assets Components (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Plan assets, government bonds [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	43.00%	52.00%	50.00%
Plan assets percentage, unrated	0.00%	0.00%	0.00%
Plan assets percentage	43.00%	52.00%	50.00%
Plan assets, corporate bonds [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	10.00%	6.00%	7.00%
Plan assets percentage, unrated	0.00%	0.00%	0.00%
Plan assets percentage	10.00%	6.00%	7.00%
Plan assets, equity instruments [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	15.00%	6.00%	13.00%
Plan assets percentage, unrated	0.00%	0.00%	0.00%
Plan assets percentage	15.00%	6.00%	13.00%
Plan assets, cash [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	6.00%	1.00%	1.00%
Plan assets percentage, unrated	0.00%	0.00%	0.00%
Plan assets percentage	6.00%	1.00%	1.00%
Plan assets, others [member]
Statement Line Items [Line Items]
Plan assets percentage, rated	26.00%	35.00%	29.00%
Plan assets percentage, unrated	0.00%	0.00%	0.00%
Plan assets percentage	26.00%	35.00%	29.00%